Capital Leases Included in Properties (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Capital Leased Assets [Line Items]
Total Cost	512	513
Total Accumulated depreciation	196	181
Total Net book value	316	332
Building
Capital Leased Assets [Line Items]
Total Cost	1	1
Total Accumulated depreciation	1
Total Net book value		1
Rolling Stock
Capital Leased Assets [Line Items]
Total Cost	511	510
Total Accumulated depreciation	195	179
Total Net book value	316	331
Property, Plant and Equipment, Other Types
Capital Leased Assets [Line Items]
Total Cost		2
Total Accumulated depreciation		2